Contingent assets and liabilities (Details) € in Millions, $ in Millions				1 Months Ended		6 Months Ended	12 Months Ended
	Jul. 14, 2019 USD ($)	Apr. 01, 2016	Mar. 13, 2014 EUR (€)	Dec. 31, 2019 USD ($) Milestone	Aug. 31, 2019 USD ($)	Jun. 30, 2017 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€) claim	Aug. 23, 2019
Total consideration | €			€ 134.0
Consideration received in cash | €			129.0
Potential earn out due upon achievement of a revenue target | €			€ 5.0
Number of months to achieve revenue target			12 months
Percentage of consideration held in escrow			5.00%
Number of claims | claim								4
Total settlement amount of claims | €								€ 1.3
Amount released from escrow | €						€ 6.6
Period a claim covered by tax deed can be introduced		5 years
Cost share mechanism								50.00%
Minimum
Cost share mechanism									20.00%
Maximum
Cost share mechanism									50.00%
Gilead | Filgotinib drug license
Funding in global development cost (as percentage)					50.00%
Number of milestones achieved | Milestone				2
Potential development and regulatory milestones | $					$ 640
Achievement of milestone payments | $				$ 30
Gilead | Maximum | Filgotinib drug license
Sales based milestone payment | $					$ 600
Outside Europe | Minimum
Tiered royalty Percentage	20.00%
Outside Europe | Maximum
Tiered royalty Percentage	24.00%
Filgotinib drug license
Proceeds from milestone payments | $							$ 30
Sales based milestone payment | $	$ 600
Filgotinib drug license | Countries outside of Belgium, France, Germany, Italy, Luxembourg, the Netherlands, Spain and the United Kingdom | Minimum
Tiered royalty Percentage	20.00%				20.00%
Filgotinib drug license | Countries outside of Belgium, France, Germany, Italy, Luxembourg, the Netherlands, Spain and the United Kingdom | Maximum
Tiered royalty Percentage	30.00%				30.00%
GLPG 1690 License | Outside Europe | Minimum
Tiered royalty Percentage	20.00%
GLPG 1690 License | Outside Europe | Maximum
Tiered royalty Percentage	24.00%